Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 1, 2016 to the

Statutory Prospectus for Class A, Class C, Class R,

Class R6, Institutional Class and Class P Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2016 (as supplemented thereafter)

Disclosure Relating to AllianzGI Emerging Markets Debt Fund (for purposes of this section only, “Fund”)

Within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby revised to remove all references to Zeke Diwan as a portfolio manager of the Fund.

Disclosure Relating to AllianzGI International Small-Cap Fund (for purposes of this section only, “Fund”)

Within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby revised to include the below disclosure, indicating that Heinrich Ey has been added as a portfolio manager of the Fund.

Heinrich Ey, CFA, portfolio manager, has managed the Fund since 2016.

Disclosure Relating to AllianzGI Emerging Markets Debt Fund and AllianzGI International Small-Cap Fund (for the purposes of this section only, the “Funds”)

The information relating to the Funds contained before and in the table under “Management of the Funds—Sub-Advisers—AllianzGI U.S.” is likewise hereby revised to remove all references to Zeke Diwan as a portfolio manager of the AllianzGI Emerging Markets Debt Fund and to include the below disclosure, indicating that Heinrich Ey has been added as a portfolio manager to the AllianzGI International Small-Cap Fund.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI International Small-Cap Fund	Heinrich Ey, CFA	2016	Mr. Ey is a portfolio manager and Co-CIO European Mid/Small Cap with Allianz Global Investors, which he joined in 1995. As a member of the European Mid/Small Cap team, he is responsible for global small cap and international small cap equity mandates. Prior to joining the firm, Mr. Ey was Global Head of Telemedia; a telecommunications and media analyst; a manager of European institutional and retail funds; and a trader for equity, fixed-income and derivative products. He has 23 years of investment-industry experience. He has an M.B.A. from Baden-Wuerttemberg Cooperative State University Karlsruhe, Germany. Mr. Ey is a CFA charterholder and holds the DVFA/Certified European Financial Analyst designation.

Please retain this Supplement for future reference

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement dated July 1, 2016 to the

Statement of Additional Information

of Allianz Funds Multi-Strategy Trust

Dated April 24, 2016 (as supplemented thereafter)

Disclosure Relating to AllianzGI Emerging Markets Debt Fund and AllianzGI International Small-Cap Fund (the “Funds”)

Within the subsection captioned “AllianzGI U.S.” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” the disclosure is hereby revised to remove all references to Zeke Diwan as a portfolio manager of the AllianzGI Emerging Markets Debt Fund and to indicate that Heinrich Ey has been added as a portfolio manager if the AllianzGI International Small-Cap Fund. Information regarding other accounts managed by Mr. Ey, as well as his ownership of securities of the Fund, each as of May 31, 2016, is provided below.

Other Accounts Managed

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Heinrich Ey	8	2,756	21	4,665	1	498

Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Heinrich Ey	2	1,083	3	235	0	0

Securities Ownership

Dollar Range of Equity Securities
International Small-Cap Fund
Heinrich Ey	$0

Please retain this Supplement for future reference.